Long-term debt (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Oct. 26, 2021	Mar. 08, 2021	Sep. 23, 2020	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Write-down of unamortized transaction costs	$ 2,480	$ 3,817
Premium paid on redemption of notes	22,878	7,252
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	1,200,000
Write-down of unamortized transaction costs	2,480	2,315
Write-down of fair value of embedded derivative (prepayment option)	49,754
Senior Notes Due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments					$ 400,000
Borrowings, interest rate					7.25%
Write-down of unamortized transaction costs		2,315
Premium paid on redemption of notes		7,252
Senior Notes Due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments		$ 600,000
Borrowings, interest rate		7.625%
Write-down of unamortized transaction costs	2,480
Write-down of fair value of embedded derivative (prepayment option)	49,754
Premium paid on redemption of notes	22,878
Senior Notes Due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	$ 600,000			$ 600,000
Borrowings, interest rate	4.50%			4.50%
Senior Notes Due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments	$ 600,000				$ 600,000
Borrowings, interest rate	6.125%				6.125%
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments		$ 400,000	$ 450,000			$ 550,000
Senior secured revolving credit facilities [Member] | Peru [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations	$ 11,470
Letters of credit	87,091
Senior secured revolving credit facilities [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations	91,583
Senior secured revolving credit facilities [Member] | Arizona [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations	$ 28,291
Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Write-down of unamortized transaction costs		$ 1,502